Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ESOP shares earned	41,400	41,400	41,400
Shares of common stock outstanding exclude unvested restricted shares	103,810	119,055	177,520
Additional Paid-in Capital [Member]
ESOP shares earned	41,400	41,400	41,400
Unearned Compensation - ESOP [Member]
ESOP shares earned	41,400	41,400	41,400